UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                        (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: March 31, 2016

Item 1.	REPORTS TO STOCKHOLDERS.
Annual Report 2016
As of March 31, 2016

Sirius S&P Strategic Large-Cap
                                          Allocation Fund

# SIRIUS POINT

*Sirius Point For Serious Investors*

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sirius S&P Strategic Large-Cap Allocation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Sirius S&P Strategic Large-Cap Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sirius S&P Strategic Large-Cap Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Sirius S&P Strategic Large-Cap Allocation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Fund of Funds Risk, ETF Risk, Leverage Risk, Long/Short Risk, Short Sales Risk, General Market Risk, Sector Risk, Large-Cap Securities Risk, Tracking Risks, Non-diversified Fund Risk, Portfolio Turnover Risk, Cash Position Risk, Investment Advisor Risk, and New Fund Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 844-438-7474 (844-GET-SIRIUS).  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about May 30, 2016.

For More Information on Your Sirius S&P Strategic Large-Cap Allocation Fund:

See Our Web site @ SiriusFunds.com.
or
Call Our Shareholder Services Group at 844-438-7474 (844-GET-SIRIUS).

SIRIUS FUNDS ADVISORS, INC.

April 20, 2016

Dear Shareholders of the Sirius S&P Strategic Large-Cap Allocation Fund:

The Sirius S&P Strategic Large-Cap Allocation Fund seeks long-term growth and preservation of capital through investment in large cap equity and index-based funds. A portion of the Fund may be in cash and cash equivalents to preserve capital, awaiting investment opportunities. At times, the Fund may sell short or access leverage to pursue additional returns. These positions impact the NAV on a day-to-day basis, but are part of an overall strategy for the Fund on a longer-term basis.

This fiscal year ended March 31, 2016 was challenging for the U.S. Equities markets. The market spent the second half of 2015 in a trading range and then dropped rapidly toward year-end, recovered, and then dropped again in January of this year, re-testing the lows seen last fall. The market action provided challenging entry and exit points for the Fund and this volatility was reflected in its returns.

The Fund's Portfolio Manager is watching the market closely and is taking positions that are appropriate for the Fund's investment program which has a longer-term goal. Returns for the Fund's most recent fiscal year are as noted below:

  Average Annual Total Returns
Period Ended March 31, 2016	One Year	Since Inception[1]	Net Expense Ratio[2]	Gross Expense Ratio[3]
Sirius S&P Strategic Large-Cap Allocation Fund	-5.79%	0.16%	1.91%	2.22%
S&P 500 Total Return Index[4]	1.78%	6.10%	N/A	N/A

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling Shareholder Services at 844-438-7474 (844-GET-SIRIUS). Fee waivers and expense reimbursements have positively impacted Fund performance.

1The Fund's Inception date is October 1, 2014.

2 The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.60% of the average daily net assets of the Fund through July 31, 2016. The Fund's net expense ratio will be higher than 1.60% to the extent the Fund incurs expenses excluded from this arrangement. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.  Net expense ratio is from the Fund's prospectus dated July 29, 2015.

PO Box 277.Lovettsville, VA 20180 . 844-747-4872 (844-SIRIUS-ADV) .  www.Sirius.Fund / www.SiriusFunds.com

SIRIUS FUNDS ADVISORS, INC.

3Gross expense ratio is from the Fund's prospectus dated July 29, 2015.

4You cannot invest directly in the S&P 500 Total Return index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

Expectation for the Economy

Mixed economic performance in the fall of 2015 extended into the winter and was reflected in the equities market in late 2015 and early 2016. February of 2016 saw record lows for oil prices and supply is building to near-capacity levels, dragging on the economy. Throw in the December interest rate hike and housing that disappointed, offset with slight wage increases, and it seems likely that the mixed signals we've seen in late 2015 and the first quarter of 2016 will continue. Though the Fed is forecasting 2.2% growth for the U.S. in 2016, headwinds in global markets are pushing against this. European and Japanese banks have set interest rates in negative territory. We expect to see the U.S. economy grind forward despite what is becoming many bumps in the road.

Expectation for the US Equities Market

Late 2015 and early 2016 saw a decline in equities followed by a strong recovery in late March and into April. While much of the decline can be tied to the drop in the price of oil, uncertainties in international markets are influencing equities in the U.S.  Because of these uncertainties, there is the potential to see continued volatility in 2016. The U.S. economy may be able to offset these influences, however, allowing the equities market to return to a more typical advancing market. We believe both market paths should provide investment opportunities for the Fund.

If you have any questions about the Fund, please don't hesitate to call our Shareholder Services at (844) 438-7474.

Sincerely,
Stacey D Russello
President
Sirius Funds Advisors, Inc.

The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

PO Box 277.Lovettsville, VA 20180 . 844-747-4872 (844-SIRIUS-ADV) .  www.Sirius.Fund / www.SiriusFunds.com

(RCSIR0516001)

Sirius S&P Strategic Large-Cap Allocation Fund

Performance Update
(Unaudited)

For the period from October 1, 2014 (Date of Initial Public Investment) to March 31, 2016

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 on October 1, 2014 (Date of Initial Public Investment). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the Sirius S&P Strategic Large-Cap Allocation Fund versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross	Net
As of	One	Since	Inception	Expense	Expense
March 31, 2016	Year	Inception	Date	Ratio*	Ratio*
Sirius S&P Strategic Large-Cap Allocation Fund	-5.79%	0.16%	10/01/14	2.22%	1.91%
S&P 500 Total Return Index	1.78%	6.10%	N/A	N/A	N/A

* The gross and net expense ratios shown are from the Fund's prospectus dated July 29, 2015.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

Sirius S&P Strategic Large-Cap Allocation Fund

Schedule of Investments

As of March 31, 2016
	Principal	Yield	Maturity Date	Value (Note 1)

UNITED STATES TREASURY BILL - 0.24%
United States Treasury Bill	$50,000	0.000%	12/8/2016	$49,880

Total United States Treasury Bill (Cost $49,836)				49,880

SHORT-TERM INVESTMENT - 42.75%		Shares
§	Fidelity Institutional Money Market Funds, 0.35%	8,968,992		8,968,992

Total Short-Term Investment (Cost $8,968,992)				8,968,992

Total Value of Investments (Cost $9,018,828) - 42.99%				$9,018,872

Total Value of Securities Sold Short (Premiums Received $7,751,293) - (37.77)%				(7,924,385)

Other Assets Less Liabilities - 94.78%				19,883,790

Net Assets - 100%				$20,978,277

§ Represents 7 day effective yield
†	All or a portion of security is pledged as collateral for
margin borrowings

Summary of Investments
	% of Net
	Assets		Value
United States Treasury Bill	0.24%		$49,880
Short-Term Investment	42.75%		8,968,992
Exchange-Traded Products	-37.77%		(7,924,385)
Other Assets Less Liabilities	94.78%		19,883,790
Total	100.00%		$20,978,277

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Schedule of Investments - Schedule of Securities Sold Short

As of March 31, 2016
	Shares	Value (Note 1)

SECURITIES SOLD SHORT - 37.77%

EXCHANGE-TRADED PRODUCTS - 37.77%
iShares S&P 500 Index Fund	10,500	$2,169,825
SPDR S&P 500 ETF Trust	28,000	5,754,560

Total Exchange-Traded Products (Premiums Received $7,751,293)		7,924,385

Total Securities Sold Short (Premiums Received $7,751,293)		$7,924,385

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Assets and Liabilities

As of March 31, 2016

Assets:
Investments, at value (cost $9,018,828)	$9,018,872
Cash collateral	12,000,000
Receivables:
Investments sold	826,192
Fund shares sold	125
Due from broker	7,120,237
Interest receivable	3,088
Prepaid expenses:
Fund accounting fees	2,242
Registration and filing fees	774
Compliance fees	750

Total assets	28,972,280

Liabilities:
Securities sold short, at value (premiums received $7,751,293)	7,924,385
Payables:
Fund shares repurchased	6,621
Dividends	26,240
Accrued expenses:
Professional fees	15,000
Advisory fees	12,031
Distribution and service fees	4,304
Trustee fees and meeting expenses	2,000
Insurance expenses	1,800
Custody fees	846
Shareholder fulfillment expenses	700
Administration fees	76

Total liabilities	7,994,003

Total Net Assets	$20,978,277

Net Assets Consist of:
Paid in Interest	$22,035,201
Accumulated net investment loss	(126,307)
Accumulated net realized loss on investments	(757,569)
Net unrealized depreciation on investments	(173,048)

Total Net Assets	$20,978,277
Shares Outstanding, no par value (unlimited authorized shares)	2,228,964
Net Asset Value, Offering Price, and Redemption Price Per Share	$9.41

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Operations

For the fiscal year ended March 31, 2016

Investment Income:
Dividends	$113,194
Interest	22,412

Total Investment Income	135,606

Expenses:
Advisory fees (note 2)	272,725
Dividend expense on securities sold short (note 1)	94,742
Distribution and service fees (note 3)	56,818
Professional fees	50,301
Fund accounting fees (note 2)	29,272
Administration fees (note 2)	23,936
Transfer agent fees (note 2)	21,000
Interest expenses	13,594
Trustee fees and meeting expenses	10,737
Compliance fees (note 2)	10,452
Shareholder fulfillment expenses	7,977
Registration and filing expenses	4,918
Custody fees (note 2)	4,836
Insurance fees	1,604
Security pricing fees	816

Total Expenses	603,728

Advisory fees waived (note 2)	(74,969)

Net Expenses	528,759

Net Investment Loss	(393,153)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(754,757)
Net realized loss on securities sold short	(2,812)
Total net realized loss	(757,569)

Net change in unrealized appreciation on investments	44
Net change in unrealized depreciation on securities sold short	(173,092)
Total net unrealized loss	(173,048)

Net Realized and Unrealized Loss on Investments	(930,617)

Net Decrease in Net Assets Resulting from Operations	$(1,323,770)

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statements of Changes in Net Assets

For fiscal year or period ended March 31,	2016	2015 (a)

Operations:
Net investment loss	$(393,153)	$(193,310)
Net realized gain (loss) from investment transactions and securites
sold short	(757,569)	1,559,349
Net change in unrealized depreciation on investments and securities
sold short	(173,048)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,323,770)	1,366,039

Distributions to Shareholders:
From realized gains	(1,366,039)	-

Decrease from Distributions to Shareholders	(1,366,039)	-

Beneficial Interest Transactions:
Shares sold	1,430,497	24,442,897
Reinvested dividends and distributions	1,124,918	-
Shares repurchased	(3,461,534)	(1,234,731)

Increase (Decrease) from Beneficial Interest Transactions	(906,119)	23,208,166

Net Increase (Decrease) in Net Assets	(3,595,928)	24,574,205

Net Assets:
Beginning of period	24,574,205	-
End of period	$20,978,277	$24,574,205

Accumulated Net Investment Loss	$(126,307)	$-

Share Information:
Shares Sold	141,276	2,428,395
Reinvested dividends and distributions	115,376	-
Shares Repurchased	(337,803)	(118,280)
Net Increase (Decrease) in Shares of Beneficial Interest	(81,151)	2,310,115

(a)	For the period from October 1, 2014 (Date of Initial Public Investment) through March 31, 2015.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Financial Highlights

For a share outstanding during the
fiscal year or period ended March 31,	2016	2015	(e)

Net Asset Value, Beginning of Period	$10.64	$10.00

Income from Investment Operations
Net investment loss	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.49)	0.72

Total from Investment Operations	(0.59)	0.64

Distributions to Shareholders
From realized gains	(0.64)	-

Total from Distributions to Shareholders	(0.64)	-

Net Asset Value, End of Period	$9.41	$10.64

Total Return	(5.79)%	6.40%	(b)

Net Assets, End of Period (in thousands)	$20,978	$24,574

Ratios of:
Interest Expenses to Average Net Assets	0.06%	-
Gross Expenses to Average Net Assets (c)(d)	2.65%	2.22%	(a)
Net Expenses to Average Net Assets (c)(d)	2.32%	1.85%	(a)
Net Expenses to Average Net Assets (excluding interest/dividends) (c)(d)	1.85%	1.85%	(a)
Net Investment Loss to Average Net Assets (d)	(1.73)%	(1.70)%	(a)

Portfolio turnover rate	264.11%	262.31%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(e)	For the period from October 1, 2014 (Date of Initial Public Investment) through March 31, 2015.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Sirius S&P Strategic Large-Cap Allocation Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate non-diversified series of the Trust.

The Fund commenced operations on October 1, 2014. The investment objective of the Fund is long-term growth and preservation of capital. The Fund's investment advisor, Sirius Funds Advisors, Inc. (the "Advisor"), seeks to achieve its investment objective by investing primarily in exchange-traded funds ("ETFs") and secondarily in mutual funds.  The Fund is a "fund of funds," which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in ETFs, and mutual funds that hold securities in the S&P 500 Total Return Index and large-cap S&P sectors.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2016 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
United States Treasury Bill	$49,880	$-	$49,880	$-
Short-Term Investment	8,968,992	8,968,992	-	-
Total Assets	$9,018,872	$8,968,992	$49,880	$-

Liabilities
Exchange-Traded Products – Sold Short	$7,924,385	$7,924,385	$-	$-
Total Liabilities	$7,924,385	$7,924,385	$-	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal year ended March 31, 2016.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of each reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, annually.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Exchange-Traded Funds
The Fund may invest in exchange-traded funds ("ETFs").  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Securities Sold Short
The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's Statement of Operations.  The total dividend expense on securities sold short for the year ended March 31, 2016 was $94,742.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.20% of the Fund's average daily net assets.  For the fiscal year ended March 31, 2016, $272,725 in advisory fees were incurred by the Fund, of which $74,969 were waived by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.60% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until July 31, 2016.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Nottingham Company (the "Administrator") provides the Fund with administrative and fund accounting services.  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

A breakdown of these fees is provided in the following table.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%

The Fund incurred $23,936 in administration fees, $29,272 in fund accounting fees, and $4,836 in custody fees for the fiscal year ended March 31, 2016.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust may also be officers of the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended March 31, 2016, $56,818 in fees were incurred by the Fund.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

4.	Purchases and Sales of Investment Securities

For the fiscal year ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$60,424,518	$59,669,830

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended March 31, 2016.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax return and, during the year/period ended March 31, 2015 and March 31, 2016, determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

For the fiscal year ended March 31, 2016, the following reclassifications were made:

Undistributed Net Investment Income	$ 266,846
Paid In Capital	(266,846)

Distributions during the year ended were characterized for tax purposes as follows:

	March 31, 2016	March 31, 2015
Ordinary Income	$ 1,366,039	$ -

At March 31, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$1,267,535

Unrealized Appreciation	$44
Unrealized Depreciation	(173,092)
Net Unrealized Depreciation	$(173,048)

Capital Loss Carry-forward	(8,843)
Deferred Post-October Capital Losses	(748,726)
Deferred Late Year Loss	(126,307)

Accumulated Deficit	$(1,056,924)

For tax purposes, the current year post-October losses and late year losses were $748,726 and $126,307, respectively, realized during the period November 1, 2015 through March 31, 2016.  These losses will be recognized for tax purposes on the first business day of the Fund's next fiscal year, April 1, 2016.  The Fund has a capital loss carry-forward of $8,843, which is short-term in nature and has no expiration.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

6.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Underlying Investment in Other Investment Company

The Fund currently invests a significant portion of its assets in the Fidelity Institutional Money Market Funds ("Fidelity Fund").  The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the Fidelity Fund.  The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at Fidelity's website www.fidelity.com or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements.  As of March 31, 2016, the Fund's net assets invested in the Fidelity Fund were 42.75%.

8.	Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits.  It is the opinion of management that the solvency of the financial institutions are not of a particular concern at the time.

9.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Sirius S&P Strategic Large-Cap Allocation Fund
and the Board of Trustees of Starboard Investment Trust

We have audited the accompanying statement of assets and liabilities of the Sirius S&P Strategic Large-Cap Allocation Fund (the "Fund"), a series of shares of beneficial interest in the Starboard Investment Trust, including the schedule of investments, as of March 31, 2016, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period October 1, 2014 (Commencement of Operations) through March 31, 2015.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sirius S&P Strategic Large-Cap Allocation Fund as of March 31, 2016, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period October 1, 2014 through March 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
May 31, 2016

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 844-438-7474 (844-GET-SIRIUS), and on the website of the Securities and Exchange Commission ("SEC") at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 844-438-7474 (844-GET-SIRIUS).

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund's fiscal year ended March 31, 2016.

During the fiscal year, the Fund paid no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 946.50	$12.45
	$1,000.00	$1,012.23	$12.89
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 2.56%, including dividend expense for the period, multiplied by 183/366 (to reflect the six month period).

5.	Approval of Advisory Agreement

The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement.  At a quarterly meeting of the Fund's Board of Trustees on March 10, 2016, the Trustees approved the Investment Advisory Agreement for another term through April 24, 2017. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii)  investment performance of the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Advisor's practices regarding brokerage and portfolio transactions; and (vi) the Advisor's practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund's legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares. The Trustees noted that the Advisor had recently retained a director of business development to increase Fund sales. The Trustees noted that the Advisor seeks to achieve the Fund's investment objectives of growth and preservation of capital by investing primarily in ETFs and secondarily in mutual funds based upon the Advisor's assessment of anticipated market direction in an attempt to outperform the S&P 500 Index. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor's business, the Advisor's compliance program, and the Advisor's Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Lipper peer group average). The Trustees noted that the Fund had commenced operations for less than two years and its one-year performance ended December 31, 2015 was lower than its peers group average (0.47% vs. 5.30%) but higher than the comparable funds. The Trustees also considered the consistency of the Advisor's management of the Fund with its investment objective, policies and limitations. The Trustees also noted that the Fund's strategy was currently out of favor due to market conditions. After reviewing the short-term investment performance of the Fund, the Advisor's experience managing the Fund, the Advisor's historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.
(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees first noted that the management fee for the Fund under the Investment Advisory Agreement was 1.20% of average daily new assets. The Trustees evaluated the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Advisor responded to several questions about the financial condition of the firm and reviewed a profitability analysis with the Trustees. The Trustees noted that the Advisor directly pays for certain expenses of the Fund under an Expense Limitation Agreement in order to help limit the Fund's annual operating expenses. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees determined that the Fund's management fee was higher than the comparable and lower than the peer group average. The Trustees also determined that the Fund's net expense ratio was higher than the comparable funds and the peer group average.  The Trustees noted that the Fund was much smaller than the peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors, the Trustees reviewed the Fund's operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund's fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the maximum management fee would stay the same regardless of the Fund's asset levels and, therefore, did not reflect economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future. The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Administrator since it utilized breakpoints. The Trustees also noted that the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund's expenses. The Trustees determined that these arrangements provided potential savings for the benefit of the Fund's investors. Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars). The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was approximately $0.01 per share. After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

In considering the Advisor's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

6.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 844-438-7474 (844-GET-SIRIUS).  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,000 during the fiscal year ended March 31, 2016 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

Michael G. Mosley Age: 63	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	26	None.
Theo H. Pitt, Jr. Age: 80	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	26
Independent Trustee of World Funds Trust for its twelve series, Gardner Lewis Investment Trust for its two series, Leeward Investment Trust for its one series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James H. Speed, Jr. Age: 62	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003.	26
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, and Centaur Mutual Funds Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of Nottingham Investment Trust II for its four series from 2000 until 2010 and New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 56	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	26	None.
Other Officers
Katherine M. Honey Age: 42	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Age: 27	Secretary	Since 05/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris Age: 32	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Age: 41	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Sirius Funds Advisors, Inc.
116 South Franklin Street	Post Office Box 277
Post Office Box 69	Lovettsville, Virginia 20180
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	844-438-7474 (844-GET-SIRIUS)

World Wide Web @:	World Wide Web @:

ncfunds.com	SiriusFunds.com

Item 2.	CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no substantive amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
As of the date of this report, March 31, 2016, the registrant's audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the fiscal years ended March 31, 2015 and March 31, 2016 are reflected in the table below.  These amounts represent aggregate fees billed by the registrant's independent accountant, BBD, LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2015	2016
Sirius S&P Strategic Large-Cap Allocation Fund	$11,250	$11,500

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended March 31, 2015 and March 31, 2016 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the fiscal years ended March 31, 2015 and March 31, 2016 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2015	2016
Sirius S&P Strategic Large-Cap Allocation Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last fiscal year at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal year ended March 31, 2015 was $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
    None.

Item 11.	CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: June 3, 2016	Katherine M. Honey President and Principal Executive Officer Sirius S&P Strategic Large Cap Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: June 3, 2016	Katherine M. Honey President and Principal Executive Officer Sirius S&P Strategic Large-Cap Allocation Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: June 2, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Sirius S&P Strategic Large-Cap Allocation Fund